Income Taxes (Details) - Schedule of Income Tax Provision - Successor [Member] - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Current income tax (benefit) expense
Federal		$ (22,007)
State
Total current income tax benefit		(22,007)
Deferred tax (benefit) expense:
Federal		(146,762)
State		(325,795)
Valuation allowance		(571,975)
Total deferred income tax (benefit) expense		(2,365,632)
Total income tax (benefit) expense	$ (2,387,639)	$ (2,387,639)